FRANKLIN MULTI-ASSET VARIABLE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		288,846	$6,256,406
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,313,739	20,297,270
Franklin International Equity Fund, Class IS Shares		1,088,791	19,892,209	(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		941,550	15,394,342	(c)
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		237,171	7,698,563
ClearBridge Large Cap Growth Fund, Class IS Shares		118,644	9,015,780
ClearBridge Small Cap Growth Fund, Class IS Shares		75,434	4,249,930
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		355,457	4,695,595
Western Asset Intermediate Bond Fund, Class IS Shares		633,974	7,062,469

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $61,799,329)			94,562,564

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $139,004)	0.026%	139,004	139,004

TOTAL INVESTMENTS - 100.0% (Cost - $61,938,333)			94,701,568
Liabilities in Excess of Other Assets - (0.0)%††			(43,689)

TOTAL NET ASSETS - 100.0%			$94,657,879

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Variable Allocation Series 2021 Quarterly Report	1

FRANKLIN MULTI-ASSET VARIABLE MODERATE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		65,772	$1,424,612
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		392,393	6,062,476
Franklin International Equity Fund, Class IS Shares		297,850	5,441,728	(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		258,405	4,224,924	(c)
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		108,629	3,526,091
ClearBridge Large Cap Growth Fund, Class IS Shares		36,217	2,752,109
ClearBridge Small Cap Growth Fund, Class IS Shares		18,841	1,061,474
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		283,058	3,739,195
Western Asset Intermediate Bond Fund, Class IS Shares		504,802	5,623,499

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $23,915,816)			33,856,108

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $100,029)	0.026%	100,029	100,029

TOTAL INVESTMENTS - 100.1% (Cost - $24,015,845)			33,956,137
Liabilities in Excess of Other Assets - (0.1)%			(32,898)

TOTAL NET ASSETS - 100.0%			$33,923,239

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Variable Allocation Series 2021 Quarterly Report

FRANKLIN MULTI-ASSET VARIABLE CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		796,180	$12,300,985
Franklin International Equity Fund, Class IS Shares		574,585	10,497,657	(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		599,866	9,807,809	(c)
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		282,504	9,170,065
ClearBridge Large Cap Growth Fund, Class IS Shares		76,794	5,835,589
ClearBridge Small Cap Growth Fund, Class IS Shares		39,658	2,234,347
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,375,722	18,173,291
Western Asset Intermediate Bond Fund, Class IS Shares		2,453,923	27,336,703

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $73,419,646)			95,356,446

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $281,164)	0.026%	281,164	281,164

TOTAL INVESTMENTS - 100.3% (Cost - $73,700,810)			95,637,610
Liabilities in Excess of Other Assets - (0.3)%			(269,328)

TOTAL NET ASSETS - 100.0%			$95,368,282

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Variable Allocation Series 2021 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) (prior to August 7, 2021, the Portfolios were known as QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

4

Notes to Schedules of Investments (unaudited) (continued)

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$94,562,564	—	—	$94,562,564
Short-Term Investments†	139,004	—	—	139,004

Total Investments	$94,701,568	—	—	$94,701,568

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$33,856,108	—	—	$33,856,108
Short-Term Investments†	100,029	—	—	100,029

Total Investments	$33,956,137	—	—	$33,956,137

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$95,356,446	—	—	$95,356,446
Short-Term Investments†	281,164	—	—	281,164

Total Investments	$95,637,610	—	—	$95,637,610

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedules of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2021. The following transactions were effected in such Underlying Funds for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Variable Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$6,284,375	$316,040	14,297	$1,099,471	64,780	$305,529	$67,554	$188,486	$755,462	$6,256,406
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	20,250,518	375,000	24,131	3,554,092	313,758	1,240,908	—	—	3,225,844	20,297,270
Franklin International Equity Fund, Class IS Shares(a)	17,952,571	2,470,000	132,783	2,032,457	125,472	237,542	—	—	1,502,095	19,892,209
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	15,577,665	341,442	20,927	3,730,696	271,241	459,304	4,183	207,259	3,205,931	15,394,342
ClearBridge Appreciation Fund, Class IS Shares	7,712,780	495,000	16,987	974,139	48,180	610,862	—	—	464,922	7,698,563
ClearBridge Large Cap Growth Fund, Class IS Shares	8,909,216	875,000	13,073	1,409,839	25,621	535,162	—	—	641,403	9,015,780
ClearBridge Small Cap Growth Fund, Class IS Shares	4,360,385	205,026	3,682	544,384	12,899	190,615	—	27	228,903	4,249,930
Western Asset Core Bond Fund, Class IS Shares	4,577,943	1,038,656	78,043	791,165	57,476	(21,166)	61,080	12,552	(129,839)	4,695,595
Western Asset Intermediate Bond Fund, Class IS Shares	6,832,843	1,485,533	132,477	1,131,228	97,350	(31,231)	91,702	—	(124,679)	7,062,469

	$92,458,296	$7,601,697		$15,267,471		$3,527,525	$224,519	$408,324	$9,770,042	$94,562,564

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

Variable Moderate Growth	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,458,837	$58,367	2,653	$274,789	15,652	$65,211	$15,400	$42,967	$182,197	$1,424,612
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,075,664	70,000	4,359	1,043,871	93,016	381,129	—	—	960,683	6,062,476
Franklin International Equity Fund, Class IS Shares(a)	4,740,729	795,000	42,310	468,212	30,046	76,789	—	—	374,211	5,441,728
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	4,320,989	167,938	10,166	1,145,505	82,365	124,495	1,146	56,792	881,502	4,224,924
ClearBridge Appreciation Fund, Class IS Shares	3,550,756	130,000	4,312	346,487	19,231	293,513	—	—	191,822	3,526,091
ClearBridge Large Cap Growth Fund, Class IS Shares	2,788,046	225,000	3,305	442,031	8,143	177,969	—	—	181,094	2,752,109
ClearBridge Small Cap Growth Fund, Class IS Shares	1,115,115	95,007	1,767	199,014	4,575	60,985	—	7	50,366	1,061,474
Western Asset Core Bond Fund, Class IS Shares	3,601,837	452,282	34,218	202,544	14,645	(7,544)	51,344	10,918	(112,380)	3,739,195

6

Notes to Schedules of Investments (unaudited) (continued)

Variable Moderate Growth (continued)	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Intermediate Bond Fund, Class IS Shares	$5,353,949	$631,090	56,475	$244,389	20,906	$(9,389)	$77,007	—	$(117,151)	$5,623,499

	$33,005,922	$2,624,684		$4,366,842		$1,163,158	$144,897	$110,684	$2,592,344	$33,856,108

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

Variable Conservative Growth	Affiliate Value at December 31, 2020	Purchased			Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares		Cost	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$12,212,610	—	—		$1,877,025	170,772	$762,975	—	—	$1,965,400	$12,300,985
Franklin International Equity Fund, Class IS Shares(a)	8,374,457	$2,350,000	125,342		889,647	55,242	130,352	—	—	662,847	10,497,657
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	10,034,993	135,662	8,297		2,331,033	176,219	388,967	$2,684	$132,979	1,968,187	9,807,809
ClearBridge Appreciation Fund, Class IS Shares	9,163,318	780,000	26,767		1,568,213	63,098	516,787	—	—	794,960	9,170,065
ClearBridge Large Cap Growth Fund, Class IS Shares	5,940,045	475,000	7,097		1,011,192	17,772	343,808	—	—	431,736	5,835,589
ClearBridge Small Cap Growth Fund, Class IS Shares	2,389,483	14	0	*	275,897	6,731	104,103	—	14	120,747	2,234,347
Western Asset Core Bond Fund, Class IS Shares	17,169,583	2,033,730	153,235		463,578	33,518	(18,577)	249,900	53,741	(566,444)	18,173,291
Western Asset Intermediate Bond Fund, Class IS Shares	25,632,888	2,855,510	254,682		552,780	47,287	(22,780)	374,892	—	(598,915)	27,336,703

	$90,917,377	$8,629,916			$8,969,365		$2,205,635	$627,476	$186,734	$4,778,518	$95,356,446

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

*	Less than 1 share.

7